SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2018
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life
Paintings And Works Of Art [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life
Carpets And Curtains [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	P36M
Computers And Hardware [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	P36M
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	P36M
IT Systems And Software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	P36M
ATMs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	P60M
Other Machines And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	P60M
Office Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	P60M
Telephone And Communication Systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	P60M
Security Systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	P60M
Rights Over Telephone Lines [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	P60M
Air Conditioning Systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	P84M
Other Installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	P120M
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	P1200M